ACQUISITIONS OF REAL ESTATE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Acquisition of Real Estate
RECENT ACQUISITIONS AND ORIGINATIONS

Real Estate Acquisitions
During the six months ended June 30, 2012, the Company acquired six skilled nursing facilities for a total purchase price of $55.6 million. The purchase price was allocated as follows (in thousands):

		Intangibles
Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
$9,194	$45,115	$1,061	$180	$55,550

As of June 30, 2012, the purchase price allocations for acquisitions completed during the three months ended June 30, 2012 are preliminary pending the receipt of information necessary to complete the valuation of certain tangible and intangible assets and liabilities and therefore are subject to change.
The tenant origination and absorption costs intangible assets and tenant relationship intangible assets acquired in connection with these acquisitions have weighted-average amortization periods as of the date of acquisition of 15 years and 25 years, respectively.
For the three and six months ended June 30, 2012, the Company recognized $1.2 million of total revenues from these properties.

Loan Originations
On March 15, 2012, a wholly owned subsidiary of the Company entered into a $10.0 million mezzanine loan (the “Mezzanine Loan”). The Mezzanine Loan has a five year term, bears interest at a fixed rate of 11.0% per annum and is secured by the borrowers' equity interests in three skilled nursing facilities and one assisted living facility located in Texas. The Company has an option to purchase the three skilled nursing facilities and one assisted living facility before March 31, 2013 for up to an aggregate purchase price of $43.0 million and increasing 2.5% for each of the two years thereafter. Upon exercise of the purchase option, the Company would expect to enter into a new 15 year triple-net master lease having 2 five-year renewal options.
On June 22, 2012, a wholly owned subsidiary of the Company entered into an $11.0 million mortgage loan agreement secured by a first trust deed on a 125-bed skilled nursing facility in Texas that was built in 2010 (the “Onion Creek Mortgage Loan”) with affiliates of Meridian Equity Investors, L.P. as borrowers. The Onion Creek Mortgage Loan has a five year term, bears interest at a fixed rate of 8.5% per annum and cannot be prepaid during the first three years of the loan term. In addition, the Company has an option to purchase and the borrowers have an option to sell the facility securing the Onion Creek Mortgage Loan from July 1, 2013 through the time the loan is repaid for between $12.5 million and $14.5 million, depending on the annualized earnings before interest, taxes, depreciation, amortization and rent (“EBITDAR”) of the facility for the three month period preceding the option exercise date; however, in no event can the borrowers require the Company to purchase the property if the three month annualized EBITDAR is below $1.7 million. The loan was funded with available cash and proceeds from the Amended Secured Revolving Credit Facility (as defined below).

ACQUISITIONS OF REAL ESTATE
During the year ended December 31, 2011, the Company acquired the following properties (in thousands):

							Intangibles
Property	Type	City	State	Acquisition Date	Land	Building and Improvements	Tenant Origination and Absorption Costs	Tenant Relationship	Total Purchase Price
Texas Regional Medical Center at Sunnyvale	Acute Care Hospital	Sunnyvale	TX	May 3, 2011	$4,020	$57,620	$970	$90	$62,700
Oak Brook Health Care Center	Skilled Nursing Facility	Whitehouse	TX	June 30, 2011	1,433	9,643	183	41	11,300
Broadmeadow Healthcare	Skilled Nursing Facility	Middletown	DE	August 1, 2011	1,650	21,730	350	70	23,800
Capitol Healthcare	Skilled Nursing Facility	Dover	DE	August 1, 2011	4,940	15,500	300	60	20,800
Pike Creek Healthcare	Skilled Nursing Facility	Wilmington	DE	August 1, 2011	2,460	25,240	410	90	28,200
Renaissance Healthcare	Skilled Nursing Facility	Millsboro	DE	August 1, 2011	1,640	22,620	360	80	24,700
Honey Hill Care Center	Skilled Nursing Facility	Norwalk	CT	September 30, 2011	1,722	6,125	122	31	8,000
Manokin Manor Nursing & Rehabilitation Center	Skilled Nursing Facility	Princess Anne	MD	September 30, 2011	1,953	7,811	195	41	10,000	(1)
Wesley Woods Alzheimer's Care Center	Skilled Nursing Facility	Abilene	TX	November 1, 2011	883	7,642	144	31	8,700	(1)
Windcrest Alzheimer's Care Center	Skilled Nursing Facility	Waco	TX	November 1, 2011	800	4,589	91	20	5,500
Creekside Senior Living	Assisted Living Facility	Green Bay	WI	November 22, 2011	257	2,292	41	10	2,600
					$21,758	$180,812	$3,166	$564	$206,300
(1) Includes $1.8 of deferred purchase price included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

The tenant origination and absorption costs intangibles and tenant relationship intangibles acquired in connection with these acquisitions have weighted-average amortization periods with ranges of 10 to 25 years and 20 to 35 years, respectively.
For the year ended December 31, 2011, the Company recognized $10.3 million of total revenues from these properties.